Intangible Assets from Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisition Goodwill And Other Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 4,700,000	$ 5,500,000	$ 2,700,000
Estimated amortization expense, 2013	2,900,000
Estimated amortization expense, 2014	433,000
Estimated amortization expense, thereafter	$ 0
Advertiser relationship
Acquisition Goodwill And Other Intangible Assets [Line Items]
Intangible assets, weighted average useful life	2 years 6 months
Patents
Acquisition Goodwill And Other Intangible Assets [Line Items]
Intangible assets, weighted average useful life	1 year
Distribution partner relationship
Acquisition Goodwill And Other Intangible Assets [Line Items]
Intangible assets, weighted average useful life	3 years
Non-compete agreements
Acquisition Goodwill And Other Intangible Assets [Line Items]
Intangible assets, weighted average useful life	1 year
Trademarks/domains
Acquisition Goodwill And Other Intangible Assets [Line Items]
Intangible assets, weighted average useful life	4 years 9 months 18 days
Acquired technology
Acquisition Goodwill And Other Intangible Assets [Line Items]
Intangible assets, weighted average useful life	2 years